Share Capital - Option Activity (Details)								2 Months Ended	12 Months Ended
	Oct. 02, 2023 shares	May 12, 2023 shares	Jan. 12, 2023 shares	Jun. 01, 2022 shares	Apr. 01, 2022 shares	Mar. 23, 2022 shares	Jan. 26, 2022 shares	Mar. 06, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Number of stock options, beginning balance (in shares) | shares								7,281,120	6,713,506	2,482,332
Number of stock options, granted (in shares) | shares	60,152	26,815	1,691,964	208,115	1,091,000	702,257	600,000		1,778,931	1,691,000
Number of stock options, replacement options for acquisition (in shares) | shares										3,615,912
Number of stock options, exercised (in shares) | shares									(528,241)	(194,999)
Number of stock options, expired or cancelled (in shares) | shares									(683,076)	(880,739)
Number of stock options, ending balance (in shares) | shares									7,281,120	6,713,506
Weighted average exercise price, beginning balance (in C$) | $ / shares								$ 4.57	$ 4.71	$ 4.49
Weighted average exercise price, options granted (in C$) | $ / shares									3.99	5.70
Weighted average exercise price, replacement options for acquisition (in C$) | $ / shares										4.36
Weighted average exercise price, exercised (in C$) | $ / shares									3.27	2.55
Weighted average exercise price, expired or cancelled (in C$) | $ / shares									5.11	5.01
Weighted average exercise price, ending balance (in C$) | $ / shares									4.57	4.71
Weighted average share price (in CAD per share) | $ / shares									$ 4.10	$ 5.45
Forecast
Disclosure of classes of share capital [line items]
Number of stock options, granted (in shares) | shares								2,525,561
Number of stock options, exercised (in shares) | shares								(88,287)
Weighted average exercise price, exercised (in C$) | $ / shares								$ 4.09